BNMC Continuation Cars LLC Business Combination (Details) - USD ($)				3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 11, 2024	Apr. 24, 2024	Apr. 03, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 20, 2025	May 14, 2025
BNMC Continuation Cars LLC Business Combination [Line Items]
Purchased assets amount									$ 23,764	$ 23,764	$ 499,316
Common stock, per share (in Dollars per share)				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Original Asset Purchase Agreement [Member]
BNMC Continuation Cars LLC Business Combination [Line Items]
Purchased assets amount			$ 1,250,000
A&R Asset Purchase Agreement [Member]
BNMC Continuation Cars LLC Business Combination [Line Items]
Purchased assets amount		$ 1,250,000	300,000
Purchase price of assets	$ 1,250,000	950,000	$ 950,000
Purchase price increments		100,000
Additional consideration		300,000								$ 300,000
Shares issued (in Shares)	31,250
Common stock, per share (in Dollars per share)	$ 40
Consideration shares										$ 950,000
Additional consideration percentage										100.00%
Common Stock [Member]
BNMC Continuation Cars LLC Business Combination [Line Items]
Shares issued (in Shares)				50,075	18,400	5,000	625			64,375	62,500
Common stock, per share (in Dollars per share)				$ 0.0001				$ 0.0001
Common Stock [Member] | Original Asset Purchase Agreement [Member]
BNMC Continuation Cars LLC Business Combination [Line Items]
Shares issued (in Shares)	31,250
Common Stock [Member] | A&R Asset Purchase Agreement [Member]
BNMC Continuation Cars LLC Business Combination [Line Items]
Shares issued (in Shares)	31,250
Purchased Assets [Member] | A&R Asset Purchase Agreement [Member]
BNMC Continuation Cars LLC Business Combination [Line Items]
Purchased assets amount		$ 300,000